Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Innovator U.S. Equity Ultra Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $501.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Innovator U.S. Equity Ultra Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $342.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity Ultra Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $602.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)